Reconciliation Between Statutory Tax Rate to Income Before Income Taxes and Actual Provision for Income Taxes (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Rate Reconciliation [Line Items]
PRC income tax rate	25.00%	25.00%
Expenses not deductible for tax purposes	0.95%	0.27%
Effect of uncertain tax positions	(0.48%)	0.53%
Effect of different tax rate of subsidiary operation in other jurisdiction	0.72%	(1.52%)
Effect of nondeductible accumulative losses	1.68%
Effect of others	0.85%	0.21%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Total	28.72%	24.49%